RELATED PARTIES TRANSACTIONS (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
RELATED PARTIES TRANSACTIONS
Management fees	$ 53,908	$ 44,656	$ 142,475	$ 150,222